Business combinations	12 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
Business combinations
3.	Business combinations
For the year ended March 31, 2022, the Company has completed the below business combination. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.
(a) Chongni Network Technology (Shanghai) Co., Ltd (“Chongni Network”)
In October 2018, the Company acquired 49% equity interest of Chongni Network, an offline trading company incorporated in the PRC. According to the investment agreement, the Company was entitled to appoint a director to Chongni Network (out of total three board seats). The Company accounted this investment using equity method. In May 2021, the Company entered into an agreement with Chongni to purchase additional equity interest of Chongni Network with total cash consideration of RMB2.9 million.
Upon the acquisition of additional interests in Chongni Network, on June 30, 2021, the date of acquisition, the Company’s equity interests in Chongni network was increased from 49% to 63.65% with the right to appoint 2 out of 3 of Chongni Network’s board of directors, and have obtained control over Chongni Network thereon. The Company accounted for this transaction as a step acquisition with the total purchase consideration of RMB3.2 million, which included the cash consideration of RMB2.9 million, and the fair value of the previously held 49% equity interest of Chongni Network in an amount of RMB0.3 million. A gain of RMB0.1 million in relation to the revaluation of the previously held equity interests was recorded in other gains, net in the consolidated statement of loss and comprehensive loss for the year ended March 31, 2022. The fair value of the previously held equity interests was estimated based on the acquisition price of the additional interests of Chongni Network.

On the acquisition date, the allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

As of June 30, 2021
RMB
Total purchase price is comprised of:
- fair value of 49% previously held equity interests	245
- cash consideration	2,938

Fair value of total consideration	3,183

As of June 30, 2021
RMB
Cash and cash equivalents	2
Prepayments and other current assets	4,533

Total assets	4,535

Accrued liabilities and other current liabilities	(33)

Total liabilities	(33)

Net assets acquired	4,502

Goodwill	499
Non-controlling interests	(1,818)

Total	3,183

The acquired business contributed revenues of nil and loss of RMB0.08 million to the Company for the period from June 30, 2021 to March 31, 2022. Pro forma results of operations for the acquisition have not been presented because they are not material to the consolidated statements of loss and comprehensive losses for the year ended March 31, 2021 and 2022.